Divestitures (Tables)	12 Months Ended
Sep. 27, 2013
Discontinued Operations and Disposal Groups [Abstract]
Schedule of income statement information for discontinued operations and balance sheet information for pending divestitures
The components of income from discontinued operations, net of income taxes are as follows ($ in millions):

	For the Years Ended
	September 27, 2013	September 28, 2012	September 30, 2011
Net revenue	$533	$7,627	$7,210
Pre-tax income from discontinued operations	$112	$1,319	$1,241
Pre-tax separation charges included within discontinued operations (See Note 2)	8	(278)	(24)
Pre-tax gain on sale of discontinued operations	—	4	170
Income tax expense	(16)	(158)	(211)
Income from discontinued operations, net of income taxes	$104	$887	$1,176

Total assets and total liabilities and redeemable noncontrolling interest of discontinued operations as of September 27, 2013 and September 28, 2012 were as follows ($ in millions):

	As of
	September 27, 2013	September 28, 2012
Accounts receivables, net	21	17
Inventories	8	9
Prepaid expenses and other current assets	11	40
Property, plant and equipment, net	392	346
Goodwill and intangible assets, net	370	345
Other assets	26	33
Total assets	$828	$790
Accounts payable	48	50
Accrued and other current liabilities	59	67
Other liabilities	118	108
Total liabilities	$225	$225